Environmental rehabilitation obligation and other provisions - Other provisions (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Balance at beginning of the year	R 117	R 117	R 117
Onerous contract provision recognised	1,865	0	0
Balance at end of the year	1,982	117	117
Onerous contract provision	1,865	0	0
Other	117	117	117
Other provisions	1,982	117	117
Reconciliation of the non-current and current portion of other provisions:
Other provisions	1,982	117	117
Current portion of other provisions	(832)	0	0
Non-current portion of other provisions	1,150	R 117	R 117
Onerous contract provision
Reconciliation of changes in other provisions [abstract]
Onerous contract provision recognised	R 1,865
Reconciliation of the non-current and current portion of other provisions:
Discount rate	5.75%